VTR-Q3

Quarterly Report
September 30, 2025
MFS®  Total Return Series

MFS® Variable Insurance Trust

Portfolio of Investments
9/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 58.5%
Aerospace & Defense – 2.4%
Boeing Co. (a)	22,855	$4,932,795
General Dynamics Corp.	38,181	13,019,721
Honeywell International, Inc.	55,344	11,649,912
L3Harris Technologies, Inc.	57,581	17,585,813
Leidos Holdings, Inc.	22,732	4,295,439
		$51,483,680
Alcoholic Beverages – 0.8%
Constellation Brands, Inc., “A”	73,305	$9,871,985
Diageo PLC	271,149	6,454,922
		$16,326,907
Automotive – 2.3%
Aptiv PLC (a)	249,882	$21,544,826
Lear Corp.	146,225	14,711,697
LKQ Corp.	367,169	11,213,342
		$47,469,865
Broadcasting – 1.7%
Interpublic Group of Companies, Inc.	45,500	$1,269,905
Omnicom Group, Inc.	311,526	25,398,715
Warner Bros. Discovery, Inc. (a)	466,164	9,104,183
		$35,772,803
Brokerage & Asset Managers – 3.2%
Charles Schwab Corp.	558,722	$53,341,190
CME Group, Inc.	52,438	14,168,223
		$67,509,413
Business Services – 1.9%
Accenture PLC, “A”	31,196	$7,692,933
Amdocs Ltd.	78,216	6,417,623
Cognizant Technology Solutions Corp., “A”	117,254	7,864,226
Fidelity National Information Services, Inc.	124,023	8,178,077
Fiserv, Inc. (a)	79,506	10,250,708
		$40,403,567
Chemicals – 0.7%
PPG Industries, Inc.	131,092	$13,779,080
Computer Software – 1.7%
Microsoft Corp.	68,218	$35,333,513
Construction – 1.6%
Masco Corp.	282,760	$19,903,476
Mohawk Industries, Inc. (a)	47,097	6,071,745
Stanley Black & Decker, Inc.	97,256	7,229,039
		$33,204,260
Consumer Products – 1.2%
Kenvue, Inc.	1,549,871	$25,154,406

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 0.4%
Avery Dennison Corp.	24,006	$3,893,053
Smurfit Westrock PLC	123,998	5,278,595
		$9,171,648
Electrical Equipment – 1.5%
Eaton Corp. PLC	26,752	$10,011,936
Johnson Controls International PLC	193,141	21,235,853
		$31,247,789
Electronics – 1.6%
Intel Corp. (a)	490,383	$16,452,350
NXP Semiconductors N.V.	75,207	17,126,890
		$33,579,240
Energy - Independent – 1.4%
ConocoPhillips	271,668	$25,697,076
Diamondback Energy, Inc.	26,277	3,760,239
		$29,457,315
Energy - Integrated – 2.6%
Chevron Corp.	148,717	$23,094,263
Exxon Mobil Corp.	163,863	18,475,553
Suncor Energy, Inc.	328,733	13,756,851
		$55,326,667
Food & Beverages – 0.2%
Archer Daniels Midland Co.	70,662	$4,221,348
Food & Drug Stores – 0.2%
Albertsons Cos., Inc., “A”	235,269	$4,119,560
Health Maintenance Organizations – 1.6%
Cigna Group	105,743	$30,480,420
Humana, Inc.	14,541	3,783,132
		$34,263,552
Insurance – 4.1%
Aon PLC	78,043	$27,828,573
Chubb Ltd.	82,245	23,213,651
Principal Financial Group, Inc.	44,673	3,703,838
Travelers Cos., Inc.	22,976	6,415,359
Willis Towers Watson PLC	71,436	24,677,566
		$85,838,987
Leisure & Toys – 0.7%
Electronic Arts, Inc.	70,527	$14,225,296
Machinery & Tools – 1.0%
AGCO Corp.	66,986	$7,172,191
Flowserve Corp.	66,564	3,537,211
Regal Rexnord Corp.	68,597	9,839,554
		$20,548,956
Major Banks – 6.4%
Bank of America Corp.	709,053	$36,580,044
Goldman Sachs Group, Inc.	35,730	28,453,585
JPMorgan Chase & Co.	87,299	27,536,724
Morgan Stanley	96,645	15,362,689
PNC Financial Services Group, Inc.	79,884	16,051,092

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
Wells Fargo & Co.	117,351	$9,836,361
		$133,820,495
Medical & Health Technology & Services – 1.0%
ICON PLC (a)	68,742	$12,029,850
McKesson Corp.	11,550	8,922,837
		$20,952,687
Medical Equipment – 4.6%
Agilent Technologies, Inc.	85,395	$10,960,448
Becton, Dickinson and Co.	203,718	38,129,898
Medtronic PLC	416,507	39,668,127
Waters Corp. (a)	23,752	7,121,087
		$95,879,560
Metals & Mining – 0.2%
Glencore PLC	1,022,680	$4,726,059
Other Banks & Diversified Financials – 1.3%
Northern Trust Corp.	207,720	$27,959,112
Pharmaceuticals – 4.0%
Johnson & Johnson	210,411	$39,014,408
Organon & Co.	127,976	1,366,784
Pfizer, Inc.	1,300,509	33,136,969
Roche Holding AG	33,831	11,134,839
		$84,653,000
Railroad & Shipping – 1.0%
Union Pacific Corp.	85,269	$20,155,033
Restaurants – 0.2%
U.S. Foods Holding Corp. (a)	45,871	$3,514,636
Specialty Chemicals – 1.0%
Air Products & Chemicals, Inc.	15,738	$4,292,067
Axalta Coating Systems Ltd. (a)	287,003	8,214,026
DuPont de Nemours, Inc.	104,905	8,172,100
		$20,678,193
Specialty Stores – 0.3%
Target Corp.	80,294	$7,202,372
Telecom Services – 1.3%
Comcast Corp., “A”	847,829	$26,638,787
Tobacco – 1.5%
Altria Group, Inc.	83,042	$5,485,754
Philip Morris International, Inc.	160,393	26,015,745
		$31,501,499
Utilities - Electric Power – 2.9%
Duke Energy Corp.	133,221	$16,486,098
Exelon Corp.	186,080	8,375,461
National Grid PLC	970,109	13,985,671
PG&E Corp.	1,359,836	20,506,327

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Southern Co.	22,517	$2,133,936
		$61,487,493
Total Common Stocks		$1,227,606,778
Bonds – 39.5%
Aerospace & Defense – 0.1%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$1,108,000	$1,067,888
Boeing Co., 5.805%, 5/01/2050	826,000	825,226
Boeing Co., 6.858%, 5/01/2054	725,000	827,010
		$2,720,124
Asset-Backed & Securitized – 6.3%
Affirm, Inc., 5.08%, 4/15/2030 (n)	$347,014	$347,739
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-A”, 5.75%, 2/18/2028	186,823	187,070
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	2,497,919	2,509,887
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	2,219,338	2,239,020
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	1,423,804	1,423,349
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 5.865% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	1,807,500	1,806,896
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 6.472% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	5,076,500	5,088,135
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 5.9% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	3,949,000	3,948,159
AREIT 2022-CRE6 Trust, “B”, FLR, 6.236% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	3,088,500	3,073,205
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	200,292	201,992
Bain Capital Credit CLO Ltd., 2020-3A, “BRR”, FLR, 5.918% (SOFR - 3mo. + 1.6%), 10/23/2034 (n)	2,000,000	2,000,988
Bain Capital Credit CLO Ltd., 2020-4A, “A1R”, FLR, 6.075% (SOFR - 3mo. + 1.75%), 10/20/2036 (n)	3,189,862	3,189,993
Bank5, 2025-5YR17, “A3”, 5.225%, 11/15/2058 (w)	1,863,539	1,922,363
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.88% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	241,385	519,970
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	134,138	140,620
Brazos Securitization LLC, 5.243%, 9/01/2040 (n)	1,552,000	1,558,139
BSPRT 2021-FL6 Issuer Ltd., “AS”, FLR, 5.565% ((SOFR - 1mo. + 0.11448%) + 1.3%), 3/15/2036 (n)	3,146,535	3,146,583
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.314% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)	849,500	849,186
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 6.422% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	1,817,000	1,810,844
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	866,837	888,110
BX Trust, 2025, “A”, FLR, 5.53% (SOFR - 1mo. + 1.38%), 8/15/2042 (n)	2,411,045	2,413,305
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.557% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	5,214,000	5,154,300
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	783,026	787,834
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	1,608,977	1,611,462
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	1,872,416	1,988,564
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	577,269	584,636
Credit Acceptance Auto Loan Trust, 2023-3A, “A”, 6.39%, 8/15/2033 (n)	486,057	488,981
Dryden Senior Loan Fund CLO Ltd., 2020-86A, “BR2”, FLR, 5.922% (SOFR - 3mo. + 1.6%), 7/17/2034 (n)	5,134,256	5,139,303
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 5.479% ((SOFR - 3mo. + 0.26161%) + 0.9%), 4/15/2029 (n)	482,051	481,989
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 5.599% ((SOFR - 3mo. + 0.26161%) + 1.02%), 4/15/2031 (n)	1,562,983	1,563,567
Dwight 2025-FL1 Issuer LLC, “A”, FLR, 5.797% (SOFR - 1mo. + 1.662%), 6/18/2042 (n)	2,946,500	2,956,618
ELM Trust, 2024-ELM, “B10”, 6.195%, 6/10/2039 (n)	2,369,972	2,391,443
Empire District Bondco LLC, 4.943%, 1/01/2033	1,051,944	1,065,046
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	706,118	716,717
Enterprise Fleet Financing 2024-4 LLC, “A2”, 4.69%, 7/20/2027 (n)	570,218	572,189
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	91,038	91,637
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	56,451	56,146
Greystone Commercial Real Estate Notes, 2025-FL4, “AS”, FLR, 6.289% (SOFR - 1mo. + 2.1385%), 1/15/2043 (n)	548,500	549,379
Hyundai Auto Lease Securitization Trust, 2025-B, 4.58%, 9/15/2027 (n)	1,334,000	1,340,015
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.014% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	5,288,000	5,287,846
Magnetite CLO Ltd., 2017-19A, FLR, 5.772% (SOFR - 3mo. + 1.45%), 4/17/2034 (n)	889,810	889,421
MF1 2020-FL4 Ltd., “A”, FLR, 5.957% ((SOFR - 1mo. + 0.11448%) + 1.7%), 12/15/2035 (n)	247,786	247,948
MF1 2021-FL5 Ltd., “AS”, FLR, 5.457% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	2,854,050	2,853,465
MF1 2022-FL8 Ltd., “B”, FLR, 6.083% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	2,251,053	2,224,592
MF1 2024-FL15 LLC, “AS”, FLR, 6.175% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	2,376,000	2,381,938
MF1 2024-FL16 LLC, “A”, FLR, 5.676% (SOFR - 1mo. + 1.541%), 11/18/2039 (n)	4,793,900	4,805,887

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2025-FL19 LLC, “A”, FLR, 5.707% (SOFR - 1mo. + 1.572%), 2/18/2040 (n)	$2,700,000	$2,685,631
MF1 2025-FL19 LLC, “A”, FLR, 5.623% (SOFR - 1mo. + 1.4881%), 5/18/2042 (n)	2,057,523	2,064,595
MF1 2025-FL20, “AS”, FLR, 5.835% (SOFR - 1mo. + 1.7%), 2/18/2043 (n)	4,194,000	4,200,547
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,600,004	1,574,422
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	2,080,986	2,251,832
Neuberger Berman CLO Ltd., 2015-20A, “A1R3”, FLR, 5.467% (SOFR - 3mo. + 1.15%), 4/15/2039 (n)	1,900,000	1,899,460
Nissan Master Owner Trust, 2024-A, “A”, FLR, 5.042% (SOFR - 1mo. + 0.67%), 2/15/2028 (n)	1,434,737	1,435,885
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	942,765	946,935
OBX Trust, 2025-NQM1, “A1”, 5.547%, 12/25/2064 (n)	1,204,477	1,214,593
OBX Trust, 2025-NQM13, “A1”, 5.441%, 5/25/2065 (n)	778,332	784,940
OneMain Financial Issuance Trust, 2022-3A, “A”, 5.94%, 5/15/2034 (n)	881,482	886,874
Palmer Square Loan Funding 2024-3A Ltd., “A-2”, FLR, 5.884% (SOFR - 3mo. + 1.65%), 8/08/2032 (n)	4,413,018	4,417,343
Parallel Ltd., 2023-1A, “A2R”, FLR, 6.125% (SOFR - 3mo. + 1.8%), 7/20/2036 (n)	1,856,072	1,859,459
PFP III Ltd., 2025-12, “AS”, FLR, 5.878% (SOFR - 1mo. + 1.7418%), 12/18/2042 (n)	2,892,000	2,886,418
PRM Trust, 2025-PRM6, “A”, 4.48%, 7/05/2033 (n)	1,517,909	1,512,867
Provident Funding Mortgage Trust, 2025-2, “A4”, 5.5%, 6/25/2055 (n)	3,482,649	3,502,302
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 6.072% ((SOFR - 1mo. + 0.11448%) + 1.8%), 11/25/2036 (n)	1,130,000	1,125,408
Residential Funding Mortgage Securities, Inc., FGIC, 3.47%, 12/25/2035 (d)(q)	63,221	956
Santander Drive Auto Receivables Trust, 2025-1, “A2”, 4.76%, 8/16/2027	1,304,805	1,305,620
SBNA Auto Lease Trust, 2024-C, “A2”, 4.94%, 11/20/2026 (n)	27,069	27,082
Starwood Commercial Mortgage, 2022-FL3, “AS”, FLR, 6.172% (SOFR - 30 day + 1.8%), 11/15/2038 (n)	5,210,500	5,210,501
Stellantis Finance US, Inc., 4.63%, 7/20/2027 (n)	1,545,613	1,552,357
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 5.457% ((SOFR - 1mo. + 0.11448%) + 1.2%), 3/15/2038 (n)	766,684	766,695
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	562,455	565,450
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	891,303	896,050
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 6.029% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	2,010,166	2,011,113
		$133,081,811
Automotive – 0.1%
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	$2,741,000	$2,350,640
Brokerage & Asset Managers – 0.5%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$4,162,000	$4,454,315
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	2,038,000	1,854,295
LPL Holdings, Inc., 6.75%, 11/17/2028	336,000	358,633
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	3,770,000	3,649,545
		$10,316,788
Building – 0.2%
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	$179,000	$166,344
Masco Corp., 2%, 2/15/2031	3,622,000	3,176,604
Vulcan Materials Co., 3.5%, 6/01/2030	359,000	346,792
		$3,689,740
Business Services – 0.4%
Equinix, Inc., 1.8%, 7/15/2027	$1,405,000	$1,348,986
Equinix, Inc., 2.5%, 5/15/2031	1,931,000	1,740,430
Experian Finance PLC, 4.25%, 2/01/2029 (n)	1,450,000	1,448,227
Fiserv, Inc., 2.65%, 6/01/2030	690,000	638,864
Global Payments, Inc., 2.9%, 11/15/2031	778,000	697,659
Verisk Analytics, Inc., 4.125%, 3/15/2029	1,756,000	1,751,849
Verisk Analytics, Inc., 5.75%, 4/01/2033	1,346,000	1,429,391
		$9,055,406
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$996,000	$1,043,439
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.5%, 6/01/2041	2,007,000	1,464,315
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	406,000	350,919
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	1,639,000	1,369,546

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	$2,390,000	$2,803,922
		$7,032,141
Chemicals – 0.1%
RPM International, Inc., 2.95%, 1/15/2032	$1,349,000	$1,217,479
Computer Software – 0.2%
Oracle Corp., 4.9%, 2/06/2033	$700,000	$706,334
Oracle Corp., 5.2%, 9/26/2035	2,217,000	2,229,208
Roper Technologies, Inc., 2%, 6/30/2030	1,231,000	1,105,828
		$4,041,370
Conglomerates – 0.1%
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	$1,998,000	$2,025,846
Consumer Products – 0.0%
Kenvue, Inc., 4.9%, 3/22/2033	$778,000	$790,882
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$2,544,000	$2,270,462
Electronics – 0.1%
Broadcom, Inc., 4.3%, 11/15/2032	$1,257,000	$1,240,765
Broadcom, Inc., 4.926%, 5/15/2037 (n)	646,000	644,268
		$1,885,033
Energy - Independent – 0.2%
Diamondback Energy, Inc., 5.4%, 4/18/2034	$1,254,000	$1,280,187
EQT Corp., 5.75%, 2/01/2034	2,788,000	2,917,810
		$4,197,997
Energy - Integrated – 0.5%
BP Capital Markets America, Inc., 2.721%, 1/12/2032	$3,955,000	$3,586,518
Eni S.p.A., 4.75%, 9/12/2028 (n)	3,564,000	3,600,378
Eni S.p.A., 5.5%, 5/15/2034 (n)	3,488,000	3,588,180
		$10,775,076
Financial Institutions – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	$3,996,000	$3,926,009
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	2,176,000	2,156,510
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	682,000	681,542
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	2,065,000	2,030,702
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	756,000	726,858
		$9,521,621
Food & Beverages – 0.4%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$697,000	$660,815
Anheuser-Busch InBev Worldwide, Inc., 8%, 11/15/2039	2,791,000	3,578,314
Diageo Capital PLC, 2.375%, 10/24/2029	2,415,000	2,260,417
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	287,000	270,748
Mars, Inc., 5.2%, 3/01/2035 (n)	2,014,000	2,058,583
		$8,828,877
Gaming & Lodging – 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$1,507,000	$1,534,560
Las Vegas Sands Corp., 3.9%, 8/08/2029	783,000	757,425
Marriott International, Inc., 4.625%, 6/15/2030	1,871,000	1,889,676
Marriott International, Inc., 2.85%, 4/15/2031	7,000	6,442

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Marriott International, Inc., 2.75%, 10/15/2033	$1,512,000	$1,312,807
		$5,500,910
Insurance – 0.7%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$2,338,000	$2,266,392
Corebridge Financial, Inc., 3.9%, 4/05/2032	2,911,000	2,779,424
Corebridge Financial, Inc., 5.75%, 1/15/2034	1,170,000	1,230,691
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	3,972,000	3,863,390
Sammons Financial Group, Inc., 4.75%, 4/08/2032 (n)	606,000	591,262
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	3,038,000	3,345,175
		$14,076,334
Insurance - Health – 0.2%
Humana, Inc., 5.875%, 3/01/2033	$1,161,000	$1,221,492
UnitedHealth Group, Inc., 5%, 4/15/2034	1,975,000	2,005,958
		$3,227,450
Insurance - Property & Casualty – 0.4%
Aon Corp., 4.5%, 12/15/2028	$1,872,000	$1,891,306
Brown & Brown, Inc., 4.2%, 3/17/2032	2,009,000	1,938,399
Brown & Brown, Inc., 5.55%, 6/23/2035	484,000	497,867
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	3,838,000	3,988,234
Fairfax Financial Holdings Ltd., 6%, 12/07/2033	88,000	93,549
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	1,027,000	786,567
		$9,195,922
International Market Quasi-Sovereign – 0.0%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$629,000	$701,754
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$3,748,000	$3,878,599
Major Banks – 2.4%
Bank of America Corp., 3.5%, 4/19/2026	$1,361,000	$1,356,744
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	3,265,000	2,926,295
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	877,000	790,379
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	2,463,000	2,826,106
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	4,286,000	4,130,459
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	838,000	855,935
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	880,000	860,748
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	2,180,000	2,289,303
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	2,135,000	1,999,809
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	2,678,000	2,390,111
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	922,000	869,809
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	442,000	439,034
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	449,000	421,105
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	4,380,000	3,928,511
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	1,684,000	1,540,597
JPMorgan Chase & Co., 5.766%, 4/22/2035	3,830,000	4,080,432
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR ((SOFR - 3mo. + 0.26161%) + 1.22%) to 1/23/2049	886,000	714,358
Mitsubishi UFJ Financial Group, Inc., 2.852% to 1/19/2032, FLR (CMT - 1yr. + 1.1%) to 1/19/2033	2,471,000	2,234,406
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	2,348,000	2,194,052
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	2,960,000	2,691,095
Sumitomo Mitsui Financial Group, Inc., 2.472%, 1/14/2029	4,946,000	4,689,442
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	6,069,000	5,354,927
		$49,583,657

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 0.4%
Adventist Health System/West, 5.43%, 3/01/2032	$2,533,000	$2,594,391
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	302,000	279,376
Cigna Corp., 3.2%, 3/15/2040	474,000	370,982
CVS Health Corp., 5.3%, 6/01/2033	2,392,000	2,448,607
HCA, Inc., 5.125%, 6/15/2039	1,827,000	1,760,429
Northwell Healthcare, Inc., 3.979%, 11/01/2046	153,000	120,985
Northwell Healthcare, Inc., 4.26%, 11/01/2047	1,139,000	933,418
		$8,508,188
Medical Equipment – 0.1%
Boston Scientific Corp., 2.65%, 6/01/2030	$1,503,000	$1,405,942
Metals & Mining – 0.4%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$496,000	$487,369
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	1,394,000	1,454,971
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	4,316,000	3,961,228
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	1,602,000	1,461,420
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	670,000	614,548
		$7,979,536
Midstream – 0.5%
Enbridge, Inc., 5.625%, 4/05/2034	$2,720,000	$2,839,150
Plains All American Pipeline LP, 3.8%, 9/15/2030	1,779,000	1,715,044
Plains All American Pipeline LP, 5.7%, 9/15/2034	783,000	807,060
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	485,000	486,692
Spectra Energy Partners LP, 3.375%, 10/15/2026	783,000	777,103
Targa Resources Corp., 4.2%, 2/01/2033	704,000	668,874
Targa Resources Corp., 6.125%, 3/15/2033	2,157,000	2,293,882
		$9,587,805
Mortgage-Backed – 10.0%
Fannie Mae, 5%, 3/01/2026 - 3/01/2041	$1,196,770	$1,218,146
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	1,293,474	1,233,838
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	449,658	468,872
Fannie Mae, 2.5%, 11/01/2031	35,861	34,575
Fannie Mae, 5.5%, 2/01/2033 - 8/01/2038	2,501,406	2,567,104
Fannie Mae, 3%, 2/25/2033 (i)	166,171	11,219
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	2,723,166	2,724,094
Fannie Mae, 6%, 1/01/2034 - 7/01/2037	1,493,187	1,551,841
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	7,737,072	7,290,563
Fannie Mae, 3.25%, 5/25/2040	57,906	55,366
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	5,359,775	5,213,731
Fannie Mae, 5.356%, 2/25/2045 (n)	726,100	726,998
Fannie Mae, 2%, 4/25/2046	121,331	113,104
Fannie Mae, 4%, 7/25/2046 (i)	224,299	41,352
Fannie Mae, UMBS, 5.5%, 10/01/2025 - 11/01/2053	6,634,832	6,713,670
Fannie Mae, UMBS, 2%, 9/01/2035 - 2/01/2052	11,476,921	9,638,271
Fannie Mae, UMBS, 2.5%, 7/01/2037 - 6/01/2052	24,324,791	20,888,095
Fannie Mae, UMBS, 5%, 10/01/2037 - 6/01/2053	3,050,387	3,038,200
Fannie Mae, UMBS, 4.5%, 4/01/2038 - 9/01/2052	1,448,715	1,416,209
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 4/01/2052	2,563,720	1,978,800
Fannie Mae, UMBS, 3%, 6/01/2051 - 8/01/2052	8,617,406	7,619,699
Fannie Mae, UMBS, 3.5%, 5/01/2052 - 7/01/2052	4,015,333	3,674,861
Fannie Mae, UMBS, 4%, 11/01/2052 - 5/01/2053	563,625	533,098
Fannie Mae, UMBS, 6%, 12/01/2052 - 8/01/2054	4,428,738	4,530,055
Freddie Mac, 0.775%, 6/25/2027 (i)	13,682,000	160,970
Freddie Mac, 0.865%, 6/25/2027 (i)	4,311,208	41,172
Freddie Mac, 0.695%, 7/25/2027 (i)	11,288,242	92,014
Freddie Mac, 0.457%, 8/25/2027 (i)	9,650,000	60,765

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.537%, 8/25/2027 (i)	$6,135,689	$40,253
Freddie Mac, 0.406%, 9/25/2027 (i)	10,419,000	64,459
Freddie Mac, 0.324%, 11/25/2027 (i)	16,290,000	66,838
Freddie Mac, 0.405%, 11/25/2027 (i)	10,975,817	52,722
Freddie Mac, 0.448%, 11/25/2027 (i)	9,801,252	57,926
Freddie Mac, 0.378%, 12/25/2027 (i)	10,109,000	57,216
Freddie Mac, 0.417%, 12/25/2027 (i)	11,210,000	76,156
Freddie Mac, 0.487%, 12/25/2027 (i)	16,676,772	124,455
Freddie Mac, 1.212%, 7/25/2029 (i)	804,743	27,961
Freddie Mac, 1.26%, 8/25/2029 (i)	5,083,084	190,740
Freddie Mac, 1.913%, 4/25/2030 (i)	900,000	64,507
Freddie Mac, 1.954%, 4/25/2030 (i)	2,701,417	199,353
Freddie Mac, 1.769%, 5/25/2030 (i)	1,301,002	89,775
Freddie Mac, 1.907%, 5/25/2030 (i)	3,334,078	249,113
Freddie Mac, 1.435%, 6/25/2030 (i)	1,327,631	74,689
Freddie Mac, 1.701%, 8/25/2030 (i)	1,191,673	81,757
Freddie Mac, 1.261%, 9/25/2030 (i)	775,587	40,083
Freddie Mac, 1.17%, 11/25/2030 (i)	1,356,411	66,989
Freddie Mac, 0.412%, 1/25/2031 (i)	5,281,295	70,600
Freddie Mac, 0.871%, 1/25/2031 (i)	2,233,850	83,076
Freddie Mac, 1.025%, 1/25/2031 (i)	1,493,151	65,187
Freddie Mac, 0.606%, 3/25/2031 (i)	4,257,761	96,726
Freddie Mac, 0.828%, 3/25/2031 (i)	1,837,683	66,239
Freddie Mac, 1.322%, 5/25/2031 (i)	822,353	48,631
Freddie Mac, 1.039%, 7/25/2031 (i)	1,237,840	60,475
Freddie Mac, 0.605%, 8/25/2031 (i)	1,660,530	42,119
Freddie Mac, 0.632%, 9/25/2031 (i)	5,442,448	153,891
Freddie Mac, 0.954%, 9/25/2031 (i)	1,567,181	68,399
Freddie Mac, 0.441%, 11/25/2031 (i)	8,030,040	153,986
Freddie Mac, 0.596%, 12/25/2031 (i)	7,179,988	189,447
Freddie Mac, 0.664%, 12/25/2031 (i)	12,162,189	357,745
Freddie Mac, 0.424%, 11/25/2032 (i)	8,074,524	119,828
Freddie Mac, 5%, 9/01/2033 - 1/15/2040	604,252	616,272
Freddie Mac, 5.5%, 12/01/2033 - 2/01/2037	373,074	381,803
Freddie Mac, 6%, 4/01/2034 - 6/01/2037	527,342	546,631
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	254,612	265,604
Freddie Mac, 4.5%, 4/01/2035 - 5/01/2042	442,280	444,572
Freddie Mac, 5.5%, 2/15/2036 (i)	38,245	5,955
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	1,689,078	1,642,209
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	4,734,567	4,486,558
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	6,306,105	5,770,998
Freddie Mac, 4.5%, 12/15/2040 (i)	14,581	1,355
Freddie Mac, 4%, 8/15/2044 (i)	35,852	3,097
Freddie Mac, UMBS, 2%, 12/01/2031 - 4/01/2052	12,009,021	9,810,012
Freddie Mac, UMBS, 6.5%, 10/01/2034 - 11/01/2054	1,412,836	1,473,500
Freddie Mac, UMBS, 5%, 10/01/2035 - 8/01/2053	1,646,678	1,643,203
Freddie Mac, UMBS, 6%, 1/01/2036 - 6/01/2054	1,459,927	1,495,057
Freddie Mac, UMBS, 3%, 4/01/2037 - 8/01/2052	7,132,417	6,289,690
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	1,009,713	940,627
Freddie Mac, UMBS, 4%, 8/01/2047 - 5/01/2052	1,164,637	1,112,688
Freddie Mac, UMBS, 2.5%, 4/01/2048 - 9/01/2052	11,291,288	9,559,956
Freddie Mac, UMBS, 1.5%, 3/01/2051 - 10/01/2051	1,454,806	1,119,621
Freddie Mac, UMBS, 5.5%, 7/01/2052 - 4/01/2053	577,147	589,830
Freddie Mac, UMBS, 4.5%, 10/01/2052	2,627,950	2,560,826
Ginnie Mae, 6%, 9/15/2032 - 1/20/2055	7,006,122	7,144,667
Ginnie Mae, 5.5%, 5/15/2033 - 3/20/2055	7,430,564	7,516,710
Ginnie Mae, 4.5%, 7/20/2033 - 12/20/2052	6,520,130	6,386,897
Ginnie Mae, 5%, 7/20/2033 - 10/20/2054	2,453,782	2,456,693
Ginnie Mae, 4%, 1/20/2041 - 10/20/2052	4,250,872	4,054,695

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 4.35%, 9/20/2041	$666,383	$650,531
Ginnie Mae, 3.5%, 12/15/2041 - 3/20/2048	2,782,614	2,605,614
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	8,729,283	7,847,600
Ginnie Mae, 2.5%, 8/20/2051 - 4/20/2052	10,705,228	9,220,882
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	8,537,933	7,058,383
Ginnie Mae, TBA, 5%, 10/01/2055	2,575,000	2,561,144
Ginnie Mae, TBA, 3.5%, 10/20/2055	2,725,000	2,484,154
UMBS, TBA, 2%, 10/16/2040 - 10/14/2055	6,650,000	5,680,621
UMBS, TBA, 6.5%, 10/15/2054	5,100,000	5,270,257
UMBS, TBA, 2.5%, 10/14/2055	25,000	21,058
UMBS, TBA, 3%, 10/25/2055	2,400,000	2,107,683
		$210,665,676
Municipals – 0.5%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	$2,745,000	$2,850,130
New Jersey Turnpike Authority Rev., Taxable (Build America Bonds), “F”, 7.414%, 1/01/2040	3,685,000	4,450,221
Rhode Island Student Loan Authority Education Loan Rev., Taxable, “1”, 6.081%, 12/01/2042	2,305,000	2,340,410
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	1,032,000	944,115
		$10,584,876
Natural Gas - Distribution – 0.0%
NiSource, Inc., 5.65%, 2/01/2045	$414,000	$412,385
Network & Telecom – 0.3%
NTT Finance Corp., 5.502%, 7/16/2035 (n)	$3,833,000	$3,964,809
Verizon Communications, Inc., 3.15%, 3/22/2030	995,000	951,489
Verizon Communications, Inc., 4.812%, 3/15/2039	1,775,000	1,692,891
		$6,609,189
Oils – 0.1%
Phillips 66 Co., 2.15%, 12/15/2030	$2,775,000	$2,477,258
Pollution Control – 0.3%
Republic Services, Inc., 1.45%, 2/15/2031	$804,000	$696,471
Waste Management, Inc., 4.875%, 2/15/2034	5,465,000	5,589,864
		$6,286,335
Real Estate - Office – 0.1%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$1,244,000	$1,075,398
Real Estate - Other – 0.2%
Public Storage Operating, REIT, 5.1%, 8/01/2033	$4,057,000	$4,212,197
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$162,000	$160,600
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	1,589,000	1,555,416
Realty Income Corp., REIT, 3.25%, 1/15/2031	458,000	433,543
		$2,149,559
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$2,106,000	$1,636,963
Specialty Stores – 0.1%
Genuine Parts Co., 2.75%, 2/01/2032	$3,528,000	$3,127,901

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 0.5%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$2,426,000	$2,400,787
Rogers Communications, Inc., 3.8%, 3/15/2032	4,915,000	4,642,892
T-Mobile USA, Inc., 2.05%, 2/15/2028	1,789,000	1,705,653
Vodafone Group PLC, 5.625%, 2/10/2053	708,000	689,127
		$9,438,459
Tobacco – 0.4%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$4,521,000	$4,548,264
Philip Morris International, Inc., 5.125%, 11/17/2027	822,000	839,824
Philip Morris International, Inc., 5.625%, 11/17/2029	354,000	372,486
Philip Morris International, Inc., 5.125%, 2/15/2030	1,329,000	1,373,436
Philip Morris International, Inc., 5.75%, 11/17/2032	1,564,000	1,666,355
		$8,800,365
Transportation - Services – 0.0%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$716,000	$835,248
U.S. Treasury Obligations – 10.1%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$2,900,000	$2,148,945
U.S. Treasury Bonds, 2.875%, 5/15/2043	9,096,000	7,126,148
U.S. Treasury Bonds, 4.5%, 2/15/2044	2,600,000	2,543,023
U.S. Treasury Bonds, 2.5%, 2/15/2045	9,797,000	7,017,484
U.S. Treasury Bonds, 3%, 11/15/2045	3,638,000	2,817,034
U.S. Treasury Bonds, 2.25%, 8/15/2046	46,200,000	30,824,062
U.S. Treasury Bonds, 2.875%, 5/15/2049	900,000	656,578
U.S. Treasury Bonds, 2.25%, 2/15/2052	7,800,000	4,838,133
U.S. Treasury Bonds, 4%, 11/15/2052	2,700,000	2,389,395
U.S. Treasury Bonds, 4.125%, 8/15/2053	5,100,000	4,609,723
U.S. Treasury Bonds, 4.75%, 11/15/2053	8,000,000	8,013,750
U.S. Treasury Bonds, 4.25%, 2/15/2054	12,900,000	11,907,305
U.S. Treasury Bonds, 4.5%, 11/15/2054	8,100,000	7,799,098
U.S. Treasury Notes, 2.5%, 3/31/2027	19,407,000	19,079,507
U.S. Treasury Notes, 4.5%, 4/15/2027 (f)	36,800,000	37,254,250
U.S. Treasury Notes, 4.25%, 6/30/2029	29,300,000	29,882,566
U.S. Treasury Notes, 3.875%, 4/30/2030	9,500,000	9,560,117
U.S. Treasury Notes, 4.25%, 11/15/2034	24,100,000	24,372,066
		$212,839,184
Utilities - Electric Power – 1.0%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$1,205,000	$1,291,836
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	235,000	210,833
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	3,779,000	3,885,193
Duke Energy Corp., 4.5%, 8/15/2032	2,858,000	2,839,980
Enel Finance International N.V., 7.05%, 10/14/2025 (n)	926,000	926,807
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	392,000	339,531
Exelon Corp., 4.05%, 4/15/2030	1,543,000	1,526,295
Georgia Power Co., 3.7%, 1/30/2050	138,000	105,342
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	1,333,000	1,332,868
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	873,000	780,561
Jersey Central Power & Light Co., 5.1%, 1/15/2035	629,000	637,477
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	2,007,000	2,100,062
Pacific Gas & Electric Co., 2.1%, 8/01/2027	453,000	435,443
Pacific Gas & Electric Co., 3%, 6/15/2028	1,333,000	1,285,075
Pacific Gas & Electric Co., 2.5%, 2/01/2031	1,643,000	1,463,752
Pacific Gas & Electric Co., 3.3%, 8/01/2040	926,000	701,587
Xcel Energy, Inc., 3.4%, 6/01/2030	968,000	927,892
		$20,790,534

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Gas – 0.0%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$1,073,000	$965,866
Total Bonds		$830,354,783
Preferred Stocks – 0.9%
Computer Software - Systems – 0.3%
Samsung Electronics Co. Ltd.	135,406	$6,408,152
Consumer Products – 0.6%
Henkel AG & Co. KGaA	145,105	$11,712,424
Total Preferred Stocks		$18,120,576
Convertible Preferred Stocks – 0.3%
Aerospace & Defense – 0.3%
Boeing Co., 6%, 10/15/2027	92,875	$6,461,314
Mutual Funds (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 4.19% (v)	28,355,748	$28,358,584

Other Assets, Less Liabilities – (0.5)%		(11,012,598)
Net Assets – 100.0%		$2,099,889,437

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $28,358,584 and
$2,082,543,451, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $183,722,759, representing 8.7% of net assets.

(q)	Interest received was less than stated coupon rate.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 9/30/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	228	$47,514,844	December – 2025	$29,760
U.S. Treasury Ultra Bond 30 yr	Long	USD	82	9,845,125	December – 2025	313,249
						$343,009
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	210	$22,931,016	December – 2025	$(5,558)
At September 30, 2025, the fund had liquid securities with an aggregate value of $1,004,241 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of September 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,184,009,750	$—	$—	$1,184,009,750
United Kingdom	—	25,166,652	—	25,166,652
Canada	13,756,851	—	—	13,756,851
Germany	—	11,712,424	—	11,712,424
Switzerland	—	11,134,839	—	11,134,839
South Korea	6,408,152	—	—	6,408,152
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	212,839,184	—	212,839,184
Non - U.S. Sovereign Debt	—	701,754	—	701,754
Municipal Bonds	—	10,584,876	—	10,584,876
U.S. Corporate Bonds	—	179,199,927	—	179,199,927
Residential Mortgage-Backed Securities	—	226,040,686	—	226,040,686
Commercial Mortgage-Backed Securities	—	30,349,953	—	30,349,953
Asset-Backed Securities (including CDOs)	—	87,356,848	—	87,356,848
Foreign Bonds	—	83,281,555	—	83,281,555
Investment Companies	28,358,584	—	—	28,358,584
Total	$1,232,533,337	$878,368,698	$—	$2,110,902,035
Other Financial Instruments
Futures Contracts – Assets	$343,009	$—	$—	$343,009
Futures Contracts – Liabilities	(5,558)	—	—	(5,558)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$22,990,011	$273,267,115	$267,898,041	$1,152	$(1,653)	$28,358,584

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$969,963	$—